Document And Entity Information	Jul. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2023
Entity Registrant Name	APi Group Corporation
Entity Central Index Key	0001796209
Entity Emerging Growth Company	false
Securities Act File Number	001-39275
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1510303
Entity Address, Address Line One	1100 Old Highway 8 NW
Entity Address, City or Town	New Brighton
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55112
City Area Code	651
Local Phone Number	636-4320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	APG
Security Exchange Name	NYSE